Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 2019	March 31, 2018
Current
Term bank loans (Refer note 1 below)	964,030	387,810
Other working capital facilities (Refer note 2 below)	1,243,513	476,245
Borrowings from others (Refer note 3 below)	1,122,224	608,122
	3,329,767	1,472,177
Non current
Term bank loans (Refer note 1 below)	2,009,569	1,157,173
Borrowings from others (Refer note 3 below)	1,318,975	856,515
	3,328,544	2,013,688